Intangible Assets, Net (Summary of Intangible Assets, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Software [Member] USD ($)	Dec. 31, 2013 Software [Member] CNY	Dec. 31, 2012 Software [Member] CNY	Dec. 31, 2013 Domain name [Member] USD ($)	Dec. 31, 2013 Domain name [Member] CNY	Dec. 31, 2012 Domain name [Member] CNY
Intangible Assets [Line Items]
Total gross value	$ 2,207	13,359	12,719	$ 2,198	13,305	12,665	$ 9	54	54
Less: accumulated amortization	(899)	(5,440)	(3,231)
Net book value	$ 1,308	7,919	9,488